Pension and other post-retirement benefits - Fair Value of Investments by Asset Category (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	79.00%
Equity Securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	110,073
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	17.00%
Debt Securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,173
Other
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	4.00%
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,035